RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF KEY COMPENSATION AWARDS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three and six months ended June 30, 2024 and 2023 included:

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Director fees	$91,463	$151,577	$243,900	$303,240
Salaries	127,518	431,407	269,586	533,522
Share-based payments	181,749	267,638	303,861	530,880
	$400,730	$850,622	$817,347	$1,367,642

SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

Other related party transactions

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Management fees paid to a company controlled by CEO and director	$65,702	$280,000	$125,702	$380,000
Management fees paid to a company that the CEO holds an economic interest in	109,437	123,153	215,687	226,782
Management fees paid to a company controlled by the former President and director	36,991	86,754	77,424	145,152
	$212,130	$489,907	$418,813	$751,934